Shareholder Fees {- Fidelity Flex® Small Cap Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Flex Small Cap Fund PRO-12 | Fidelity Flex® Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none